Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2021 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	$ 33	$ 31
Unrecognised deferred tax	8	6
2022 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	11	10
Unrecognised deferred tax	3	2
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	2	2
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	5	4
Unrecognised deferred tax	1	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	110	91
Unrecognised deferred tax	26	20
2026 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1
2027 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	3	3
Unrecognised deferred tax	1	1
After 2027 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	24	21
Unrecognised deferred tax	$ 17	$ 16